Equity Method Investments - Narrative (Details) $ in Millions		12 Months Ended
	Aug. 04, 2021	Dec. 31, 2019 employee	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Aug. 03, 2021
Equity Method Investment, Summarized Financial Information [Abstract]
Interest in equity method investment not held by the company		51.00%
Opex
Equity Method Investment, Summarized Financial Information [Abstract]
Ownership percentage sold	49.00%
Akal
Equity Method Investment, Summarized Financial Information [Abstract]
Ownership percentage sold	49.00%
Perfomex and Perfomex II
Equity Method Investment, Summarized Financial Information [Abstract]
Percentage acquired share by the entity	51.00%	49.00%
Number of rigs on bareboat charter | employee		5
Number of joint ventures for bareboat charters | employee		2
Perfomex and Perfomex II | Opex and Akal
Equity Method Investment, Summarized Financial Information [Abstract]
Contracts receivable			$ 106.7	$ 86.8
Billed contracts receivable			87.9	70.5
Unbilled contracts receivable			$ 18.8	$ 16.3
Perfomex
Equity Method Investment, Summarized Financial Information [Abstract]
Additional ownership percentage acquired	2.00%
Perfomex II
Equity Method Investment, Summarized Financial Information [Abstract]
Additional ownership percentage acquired	2.00%
Borr Mexico Ventures Limited | Opex
Equity Method Investment, Summarized Financial Information [Abstract]
Percentage acquired share by the entity		49.00%			49.00%
Borr Mexico Ventures Limited | Akal
Equity Method Investment, Summarized Financial Information [Abstract]
Percentage acquired share by the entity		49.00%			49.00%